Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash and deposits	¥ 3,381,610	¥ 2,822,949
Cash equivalents	1,572,955	980,065
Total	¥ 4,954,565	¥ 3,803,014	¥ 3,674,931	¥ 2,758,020